Income Taxes - Summary of Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax provisions:
Federal	$ 0	$ 0
State	0	0
Foreign	0	321
Current income tax provision	0	321
Deferred income tax expense:
Federal	0	0
State	0	0
Foreign	497	79
Deferred income tax expense (benefit)	497	79
Total income tax provision	$ 497	$ 400